UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07338
Capital World Growth and Income Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Mariah L. Coria
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class A
| CWGIX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based on a
h
yp
o
the
tic
al $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.72% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class C
| CWGCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hyp
ot
hetical $10,
0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 79	1.47% *

*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class T
| TCWGX
for the six months ended May 31,
2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six
months
?
(based on a h
yp
oth
eti
cal
$
10,0
0
0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 25	0.47% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-1
| CWGFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What
were
the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.79% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-2
| WGIFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains
important
information about Capital World Growth and Income Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were
the
fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 28	0.52% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class F-3
| FWGIX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-A
| CWIAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were
the
fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 41	0.75% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-C
| CWICX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 82	1.52% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-E
| CWIEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.00% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-T
| TCWWX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 28	0.52% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-1
| CWIFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 32	0.60% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-2
| FCWGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 27	0.50% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class 529-F-3
| FWCGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 25	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-1
| RWIAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 81	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2
| RWIBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 81	1.50% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed
to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-2E
| RWBEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.21% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-3
| RWICX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 57	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund
expenses
, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-4
| RWIEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only
one
copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5E
| RWIHX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-5
| RWIFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important
information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-033-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund
®
Class R-6
| RWIGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 159,528
Total number of portfolio holdings	344
Portfolio turnover rate	23%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-033-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Growth and Income Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2026
Lit. No. MFGEFP2-033-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026unaudited

Common stocks 96.09%	Shares	Value (000)
Information technology 29.05%
Taiwan Semiconductor Manufacturing Co., Ltd.	122,397,639	$9,201,655
Broadcom, Inc.	16,155,134	7,217,629
Micron Technology, Inc.	4,248,943	4,125,724
NVIDIA Corp.	19,238,563	4,062,030
Microsoft Corp.	8,109,488	3,651,216
Apple, Inc.	9,816,061	3,063,200
ASML Holding NV	1,347,843	2,177,077
Intel Corp. (a)	14,867,902	1,705,051
MediaTek, Inc.	10,684,000	1,469,986
Applied Materials, Inc.	2,591,645	1,166,396
SK hynix, Inc.	730,705	1,131,211
Oracle Corp.	3,957,009	893,414
Tokyo Electron, Ltd.	2,687,391	884,520
Lenovo Group Ltd.	255,332,000	781,938
Seagate Technology Holdings PLC	705,426	620,634
Western Digital Corp.	1,113,447	591,474
Amphenol Corp., Class A	2,967,014	441,373
Samsung Electronics Co., Ltd.	1,914,797	402,781
Cloudflare, Inc., Class A (a)	1,221,997	295,503
International Business Machines Corp.	959,636	285,780
Allegro MicroSystems, Inc. (a)	5,926,903	283,721
Marvell Technology, Inc.	1,360,616	278,926
ARM Holdings PLC (ADR) (a)	788,433	278,546
Corning, Inc.	1,388,723	251,581
Cisco Systems, Inc.	1,952,274	235,093
Accenture PLC, Class A	879,853	164,594
Ciena Corp. (a)	200,000	116,046
AppLovin Corp., Class A (a)	173,109	106,131
Fujitsu, Ltd.	3,675,600	77,728
EPAM Systems, Inc. (a)	742,811	76,108
Zhongji Innolight Co., Ltd., Class A	372,401	63,886
ASE Technology Holding Co., Ltd. (a)	3,041,000	59,314
Nokia Corp.	3,600,357	52,451
Strategy, Inc., Class A (a)	315,012	50,115
Ubiquiti, Inc.	70,776	41,323
Arista Networks, Inc. (a)	139,421	22,234
Stripe, LLC, Class B (a)(b)(c)	192,531	12,129
		46,338,518

Industrials 13.68%
BAE Systems PLC	60,283,295	1,642,342
Airbus SE, non-registered shares	6,388,785	1,339,103
Deere & Co.	2,042,064	1,107,166
Union Pacific Corp.	4,006,302	1,052,215
General Electric Co.	3,048,623	987,022
RTX Corp.	5,031,485	903,957
Siemens AG	2,858,232	899,470
Volvo AB, Class B	24,614,873	867,763
TransDigm Group, Inc.	648,402	815,897
Carrier Global Corp.	10,167,297	649,385
Leonardo SpA	10,118,637	642,285
Rolls-Royce Holdings PLC	34,453,276	620,530
Marubeni Corp.	17,616,340	574,731
United Rentals, Inc.	561,688	559,256
Siemens Energy AG	2,784,995	530,272
Safran SA	1,291,800	460,615
Melrose Industries PLC (d)	71,687,081	454,418
Prysmian SpA	2,617,645	451,877
Techtronic Industries Co., Ltd.	28,926,292	429,268
Ryanair Holdings PLC (ADR)	6,755,132	410,577
Hitachi, Ltd.	11,707,643	379,755
Lockheed Martin Corp.	696,016	369,202
Ingersoll-Rand, Inc.	5,009,304	358,866

1	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
L3Harris Technologies, Inc.	1,115,691	$351,643
Recruit Holdings Co., Ltd.	5,221,300	346,524
Deutsche Post AG	5,787,099	345,604
Mitsui & Co., Ltd.	10,379,600	344,759
Compagnie de Saint-Gobain SA, non-registered shares	3,225,123	294,397
Adani Ports & Special Economic Zone, Ltd.	13,650,858	259,309
Bouygues SA	4,048,691	238,292
Hanwha Aerospace Co., Ltd.	282,315	219,745
RELX PLC	6,441,252	212,524
Comfort Systems USA, Inc.	114,605	209,522
Weir Group PLC (The)	6,328,290	208,456
Saab AB, Class B	3,268,836	201,552
Parker-Hannifin Corp.	232,718	196,561
International Consolidated Airlines Group SA (CDI)	31,428,716	182,040
Bureau Veritas SA	5,865,740	177,887
Vestas Wind Systems AS	6,145,592	172,684
Weichai Power Co., Ltd., Class H	16,148,000	85,800
Weichai Power Co., Ltd., Class A	13,829,200	72,205
Rocket Lab Corp. (a)	1,062,482	152,445
MTU Aero Engines AG	394,475	144,154
CK Hutchison Holdings, Ltd.	15,216,500	136,789
Sieyuan Electric Co., Ltd., Class A (a)	4,512,530	134,772
Core & Main, Inc., Class A (a)	2,282,147	112,852
ITOCHU Corp.	7,131,700	86,669
Boeing Co. (The) (a)	373,102	86,242
Diploma PLC	759,881	71,531
Crane Co.	386,427	70,716
ATI, Inc. (a)	312,998	54,825
PACCAR, Inc.	481,940	53,192
Rheinmetall AG, non-registered shares	31,558	47,609
FedEx Corp.	95,817	39,453
SECOM Co., Ltd.	42,200	1,682
		21,818,407

Financials 9.81%
UniCredit SpA	9,146,552	792,032
Citigroup, Inc.	5,444,163	685,420
BPER Banca SpA	45,063,133	610,661
JPMorgan Chase & Co.	2,020,202	604,667
HSBC Holdings PLC (HKD denominated) (e)	32,307,600	598,174
Aviva PLC	72,434,245	598,159
Bank of America Corp.	10,308,978	531,943
ING Groep NV	16,175,378	503,748
Progressive Corp.	2,461,810	468,729
Galaxy Digital, Inc., Class A (a)(c)(d)(e)	10,510,500	310,901
Galaxy Digital, Inc., Class A (a)(d)	5,022,147	148,555
Mizuho Financial Group, Inc.	9,839,450	444,510
BlackRock, Inc.	392,879	411,297
AIA Group, Ltd.	38,281,045	401,768
Zurich Insurance Group AG	525,213	374,792
Visa, Inc., Class A	1,058,580	345,478
Munchener Ruckversicherungs-Gesellschaft AG	652,598	344,286
NatWest Group PLC	41,259,496	333,052
Apollo Asset Management, Inc.	2,563,573	329,957
Banco Bilbao Vizcaya Argentaria SA	13,747,789	322,472
Chubb, Ltd.	1,026,455	319,977
Arthur J. Gallagher & Co.	1,544,255	310,565
BNP Paribas SA	2,710,532	293,867
Erste Group Bank AG	2,323,905	279,192
Blackstone, Inc.	2,347,122	274,543
KB Financial Group, Inc.	2,741,020	273,920
Mastercard, Inc., Class A	550,000	271,689
Japan Post Bank Co., Ltd.	12,857,400	247,759
Saudi National Bank (The)	22,712,926	239,351
FinecoBank SpA	9,448,604	230,997
Svenska Handelsbanken AB, Class A	15,540,547	229,664

Capital World Growth and Income Fund	2

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Partners Group Holding AG (e)	209,428	$221,945
DBS Group Holdings, Ltd.	4,481,553	220,663
3i Group PLC	7,146,809	218,960
IG Group Holdings PLC	8,540,776	206,458
Danske Bank AS	3,613,977	190,294
Nu Holdings, Ltd., Class A (a)	13,883,213	182,287
Marsh & McLennan Cos., Inc.	1,098,334	175,700
B3 SA - Brasil, Bolsa, Balcao	50,486,367	165,134
Credicorp, Ltd.	477,531	163,616
Shinhan Financial Group Co., Ltd.	2,360,899	146,636
Wells Fargo & Co.	1,846,974	143,214
Aon PLC, Class A	434,002	137,171
Banco Comercial Portugues, SA	113,695,245	128,954
American Express Co.	373,912	118,332
Intact Financial Corp.	545,663	107,209
National Bank of Canada	700,970	102,371
American International Group, Inc.	1,361,970	101,099
Allianz SE	210,191	93,556
Ping An Insurance (Group) Co. of China, Ltd., Class H	11,508,000	88,180
Blue Owl Capital, Inc., Class A	8,294,575	85,268
Brown & Brown, Inc.	1,507,741	84,810
Tokio Marine Holdings, Inc.	1,771,400	79,091
HDFC Bank, Ltd.	4,599,526	36,048
HDFC Bank, Ltd. (ADR)	1,119,374	26,619
Israel Discount Bank, Ltd., Class A	4,885,594	54,254
Federal Home Loan Mortgage Corp. (a)(e)	8,288,024	52,675
Banco Santander SA	3,964,047	49,603
LPL Financial Holdings, Inc.	138,905	38,028
Fidelity National Information Services, Inc.	818,497	35,187
Abu Dhabi Commercial Bank PJSC	9,074,262	33,929
Sumitomo Mitsui Financial Group, Inc.	574,300	20,983
Fannie Mae (a)	904,300	6,402
Samsung Life Insurance Co., Ltd.	21,338	5,501
Sberbank of Russia PJSC (b)	182,070,644	— (f)
		15,652,302

Communication services 9.38%
Alphabet, Inc., Class A	9,320,792	3,545,070
Alphabet, Inc., Class C	9,082,785	3,419,033
SoftBank Group Corp.	47,786,280	2,247,619
Meta Platforms, Inc., Class A	3,332,840	2,108,055
Netflix, Inc. (a)	8,860,862	762,211
Singapore Telecommunications, Ltd.	193,973,632	659,624
Orange	21,885,559	457,832
NetEase, Inc.	14,568,175	360,817
Tencent Holdings, Ltd.	6,085,300	331,718
Comcast Corp., Class A	11,183,647	278,137
Publicis Groupe SA	2,361,742	230,682
Omnicom Group, Inc.	2,786,385	202,598
AT&T, Inc.	8,072,431	200,196
Bharti Airtel, Ltd.	6,489,549	124,941
Advanced Info Service PCL, foreign registered shares	2,966,300	32,179
		14,960,712

Materials 7.31%
Vale SA, ordinary nominative shares	120,552,812	1,979,202
Vale SA (ADR), ordinary nominative shares	18,418,666	299,303
Freeport-McMoRan, Inc.	24,291,934	1,596,223
First Quantum Minerals, Ltd. (a)	24,725,850	761,154
Linde PLC	1,298,361	646,181
Anglo American PLC	11,575,949	621,703
Air Products and Chemicals, Inc.	1,916,271	533,912
Glencore PLC	68,241,222	521,811
Southern Copper Corp.	2,477,550	473,955
Eldorado Gold Corp. (CAD denominated)	10,650,535	359,846

3	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Eldorado Gold Corp.	2,259,000	$76,422
Anglogold Ashanti PLC	3,943,695	381,907
Ivanhoe Mines, Ltd., Class A (a)(e)	42,894,987	379,899
Heidelberg Materials AG, non-registered shares	1,480,533	329,491
Rio Tinto PLC	2,781,689	298,489
Smurfit Westrock PLC	6,276,157	258,264
LyondellBasell Industries NV	3,800,000	253,270
Grupo Mexico, SAB de CV, Series B	17,242,200	214,063
Agnico Eagle Mines, Ltd. (CAD denominated)	1,151,707	211,754
Lundin Mining Corp.	6,666,610	199,130
Corteva, Inc.	2,189,211	171,372
Antofagasta PLC	2,896,449	159,849
Franco-Nevada Corp.	671,535	154,923
Shin-Etsu Chemical Co., Ltd.	2,637,561	128,479
BASF SE	2,045,705	121,262
CRH PLC	1,100,000	119,669
Lynas Rare Earths, Ltd. (a)	8,384,419	115,645
Akzo Nobel NV (e)	1,378,802	105,597
Air Liquide SA (a)	479,798	99,660
China Hongqiao Group, Ltd., Class H	13,105,500	46,857
OR Royalties, Inc.	899,950	33,540
		11,652,832

Consumer discretionary 6.82%
Amazon.com, Inc. (a)	13,190,551	3,569,891
Tesla, Inc. (a)	2,959,099	1,289,546
Compagnie Financiere Richemont SA, Class A	3,491,388	755,487
Carvana Co., Class A (a)	9,213,260	672,568
Industria de Diseno Textil SA	10,083,179	626,862
Royal Caribbean Cruises, Ltd.	2,026,478	576,796
MercadoLibre, Inc. (a)	304,394	516,146
Trip.com Group, Ltd. (ADR) (a)	5,386,474	255,480
Trip.com Group, Ltd. (a)	3,317,199	156,106
Starbucks Corp.	3,238,959	321,175
Compagnie Generale des Etablissements Michelin	7,985,510	293,494
LVMH Moet Hennessy-Louis Vuitton SE	513,580	283,376
Moncler SpA	3,868,877	252,077
D.R. Horton, Inc.	1,144,274	168,311
Midea Group Co., Ltd., Class A	12,172,764	145,403
Compass Group PLC	3,965,468	127,569
Booking Holdings, Inc.	634,700	106,268
Fast Retailing Co., Ltd.	200,900	103,853
Flutter Entertainment PLC (a)	1,067,054	103,483
Suzuki Motor Corp.	7,513,300	93,100
Aristocrat Leisure, Ltd.	2,382,740	85,801
Accor SA	1,233,443	67,661
Shimano, Inc.	585,100	60,635
NIKE, Inc., Class B	1,219,102	56,359
Zensho Holdings Co., Ltd. (e)	1,014,428	51,287
Dollarama, Inc.	343,500	43,926
NEXT PLC	220,506	39,243
Home Depot, Inc.	102,320	32,450
Vinted, Ltd. (a)(b)(c)	342,394	28,243
Chipotle Mexican Grill, Inc. (a)	121,604	3,874
		10,886,470

Health care 6.66%
Eli Lilly and Co.	2,294,436	2,535,352
Novo Nordisk AS, Class B	26,018,958	1,189,537
Vertex Pharmaceuticals, Inc. (a)	2,338,257	1,046,463
UnitedHealth Group, Inc.	1,772,566	674,125
Johnson & Johnson	2,875,193	647,867
Gilead Sciences, Inc.	3,948,215	530,759
Abbott Laboratories	5,570,144	476,804
Takeda Pharmaceutical Co., Ltd.	13,812,291	443,860

Capital World Growth and Income Fund	4

Common stocks (continued)	Shares	Value (000)
Health care (continued)
AstraZeneca PLC (GBP denominated)	2,303,669	$428,186
Stryker Corp.	1,290,749	393,795
Sanofi	3,665,661	321,912
AbbVie, Inc.	1,474,786	321,090
Thermo Fisher Scientific, Inc.	606,866	298,888
Amgen, Inc.	725,909	244,479
EssilorLuxottica SA	764,612	156,206
BioMarin Pharmaceutical, Inc. (a)	2,576,251	147,593
Molina Healthcare, Inc. (a)	794,486	137,923
Medtronic PLC	1,753,950	129,459
Medline, Inc., Class A (a)	3,377,348	123,476
Argenx SE, non-registered shares (a)	128,388	107,162
Danaher Corp.	483,593	88,338
WuXi AppTec Co., Ltd., Class H (e)	4,715,600	78,404
Boston Scientific Corp. (a)	705,917	34,103
Fresenius SE & Co. KGaA	750,351	31,744
Alnylam Pharmaceuticals, Inc. (a)	75,608	22,832
Insulet Corp. (a)	144,670	20,968
		10,631,325

Consumer staples 4.57%
Philip Morris International, Inc.	17,333,189	3,074,561
British American Tobacco PLC	16,761,845	1,036,335
Nestle SA	9,235,068	939,893
Imperial Brands PLC	17,835,258	647,545
Coca-Cola Co.	2,522,160	199,276
JBS NV (BDR)	15,549,328	188,026
Constellation Brands, Inc., Class A	1,350,165	187,430
Bunge Global SA	1,496,075	184,466
Sysco Corp.	2,353,752	178,438
Ocado Group PLC (a)(d)(e)	53,616,025	161,016
Walmart, Inc.	875,997	101,397
Procter & Gamble Co.	623,090	89,451
US Foods Holding Corp. (a)	955,124	78,177
WH Group, Ltd.	57,398,000	66,283
Danone SA	914,371	64,994
Kweichow Moutai Co., Ltd., Class A	234,876	46,014
Mondelez International, Inc., Class A	584,985	35,783
Altria Group, Inc.	267,249	18,595
		7,297,680

Energy 4.55%
Canadian Natural Resources, Ltd. (CAD denominated)	36,929,676	1,679,535
Canadian Natural Resources, Ltd.	3,290,633	149,296
Cameco Corp. (CAD denominated)	8,119,788	912,368
Cameco Corp.	3,161,624	356,315
Shell PLC (GBP denominated)	24,441,469	1,026,300
Shell PLC (EUR denominated)	931,069	39,069
Shell PLC (ADR)	14,207	1,195
EOG Resources, Inc.	7,906,123	1,054,519
Neste OYJ	11,283,894	370,629
Baker Hughes Co., Class A	5,490,949	350,762
TC Energy Corp. (CAD denominated)	5,082,387	338,641
BP PLC	43,408,522	305,035
Exxon Mobil Corp.	1,500,874	218,017
Expand Energy Corp.	1,649,099	153,333
Halliburton Co.	3,103,892	120,586
Cenovus Energy, Inc. (CAD denominated)	4,123,479	113,836
ADNOC Drilling Co. PJSC	25,231,000	40,979
Ovintiv, Inc.	434,000	24,321
		7,254,736

5	Capital World Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Utilities 3.45%
Engie SA	44,734,483	$1,381,160
Engie SA, bonus shares	5,684,587	175,509
Xcel Energy, Inc.	7,382,459	586,905
Dominion Energy, Inc.	8,733,619	584,628
Pinnacle West Capital Corp.	5,138,988	512,563
Southern Co. (The)	5,401,902	497,245
Iberdrola SA, non-registered shares	15,613,010	355,115
National Grid PLC (e)	21,452,227	345,377
NextEra Energy, Inc.	2,941,141	255,909
E.ON SE	10,033,654	212,999
Duke Energy Corp.	1,434,095	176,006
Constellation Energy Corp.	501,322	144,255
DTE Energy Co.	840,098	120,025
Exelon Corp.	2,200,000	100,408
SSE PLC	1,504,828	47,239
		5,495,343

Real estate 0.81%
Prologis, Inc. REIT	3,500,013	502,147
China Resources Mixc Lifestyle Services, Ltd.	63,667,314	337,960
Mitsubishi Estate Co., Ltd.	5,045,500	128,494
Ventas, Inc. REIT	1,500,000	126,630
Goodman Logistics (HK), Ltd. REIT	4,247,109	96,676
UDR, Inc. REIT	2,546,876	93,980
Simon Property Group, Inc. REIT	40,595	8,318
		1,294,205
Total common stocks (cost: $82,001,001,000)		153,282,530
Preferred securities 0.62%
Financials 0.51%
Itau Unibanco Holding SA, preferred nominative shares	59,120,002	469,252
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	11,997,951	152,374
Itau Unibanco Holding SA (ADR), preferred nominative shares	18,001,000	141,848
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(e)	4,633,998	55,608
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	51,600	539
		819,621

Information technology 0.08%
Samsung Electronics Co., Ltd., nonvoting preferred shares	530,646	71,304
Anthropic, PBC, Class H, preferred shares (a)(b)(c)	79,513	46,834
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)(c)	82,866	5,221
		123,359

Consumer discretionary 0.03%
Vinted, Ltd., Class A-1, preferred shares (a)(b)(c)	274,603	22,652
Vinted, Ltd., Class C, preferred shares (a)(b)(c)	149,539	12,335
Vinted, Ltd., Class E, preferred shares (a)(b)(c)	82,586	6,812
Vinted, Ltd., Class B, preferred shares (a)(b)(c)	31,268	2,579
Vinted, Ltd., Class F, preferred shares (a)(b)(c)	25,670	2,118
		46,496
Total preferred securities (cost: $948,598,000)		989,476
Convertible stocks 0.45%
Information technology 0.45%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	11,104,438	711,794
Total convertible stocks (cost: $580,587,000)		711,794

Capital World Growth and Income Fund	6

Bonds, notes & other debt instruments 0.20%	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.20%
Brazil 0.20%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	$42,727
Brazil (Federative Republic of) 10.00% 1/1/2031	1,633,000	283,385
		326,112
Total bonds, notes & other debt instruments (cost: $324,886,000)		326,112
Short-term securities 2.54%	Shares
Money market investments 2.43%
Capital Group Central Cash Fund 3.67% (d)(g)	38,831,452	3,882,757

Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund (d)(g)(h)	483,927	48,388
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.51% (g)(h)	22,400,000	22,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.54% (g)(h)	22,400,000	22,400
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.53% (g)(h)	20,873,835	20,874
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.51% (g)(h)	13,700,000	13,700
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.56% (g)(h)	13,700,000	13,700
Fidelity Investments Money Market Government Portfolio, Class I 3.49% (g)(h)	10,300,000	10,300
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.49% (g)(h)	10,300,000	10,300
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.54% (g)(h)	10,300,000	10,300
		172,362
Total short-term securities (cost: $4,055,206,000)		4,055,119
Total investment securities 99.90% (cost: $87,910,278,000)		159,365,031
Other assets less liabilities 0.10%		162,746
Net assets 100.00%		$159,527,777
Investments in affiliates (d)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Common stocks 0.67%
Industrials 0.28%
Melrose Industries PLC	$713,708	$—	$149,098	$22,638	$(132,830)	$454,418	$4,941
Financials 0.29%
Galaxy Digital, Inc., Class A (a)(c)(e)	265,500	—	—	—	45,401	310,901	—
Galaxy Digital, Inc., Class A (a)	133,539	—	—	—	15,016	148,555	—
						459,456
Consumer staples 0.10%
Ocado Group PLC (a)(e)	130,915	—	—	—	30,101	161,016	—
Total common stocks						1,074,890
Short-term securities 2.47%
Money market investments 2.44%
Capital Group Central Cash Fund 3.67% (g)	3,653,258	9,557,016	9,327,870	366	(13)	3,882,757	60,853
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 3.67% (g)(h)	53,495		5,107 (i)			48,388	— (j)
Total short-term securities						3,931,145
Total 3.14%				$23,004	$(42,325)	$5,006,035	$65,794

7	Capital World Growth and Income Fund

Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)(d)(e)	10/10/2025	$378,378	$310,901	0.19%
Vinted, Ltd. (a)(b)	4/20/2026	28,681	28,243	0.02
Vinted, Ltd., Class A-1, preferred shares (a)(b)	4/20/2026	23,003	22,652	0.01
Vinted, Ltd., Class C, preferred shares (a)(b)	4/20/2026	12,527	12,335	0.01
Vinted, Ltd., Class E, preferred shares (a)(b)	4/20/2026	6,918	6,812	0.01
Vinted, Ltd., Class B, preferred shares (a)(b)	4/20/2026	2,619	2,579	0.00 (k)
Vinted, Ltd., Class F, preferred shares (a)(b)	4/20/2026	2,150	2,118	0.00 (k)
Anthropic, PBC, Class H, preferred shares (a)(b)	5/28/2026	46,834	46,834	0.03
Stripe, LLC, Class B (a)(b)	5/6/2021	7,726	12,129	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	3,325	5,221	0.00 (k)
Total		$512,161	$449,824	0.28%

(a)	Non-income producing.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 5/31/2026.
(h)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(i)	Represents net activity. Refer to Note 5 for more information on securities lending.
(j)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(k)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Capital World Growth and Income Fund	8

Financial statements
Statement of assets and liabilities at May 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $708,217 of investment securities on loan):
Unaffiliated issuers (cost: $82,768,526)	$154,358,996
Affiliated issuers (cost: $5,141,752)	5,006,035	$159,365,031
Cash		2,139
Cash denominated in currencies other than U.S. dollars (cost: $23,007)		23,007
Receivables for:
Sales of investments	601,485
Sales of fund’s shares	71,058
Dividends and interest	382,415
Securities lending income	284
Other	11,886	1,067,128
		160,457,305
Liabilities:
Collateral for securities on loan		172,362
Payables for:
Purchases of investments	465,372
Repurchases of fund’s shares	181,698
Investment advisory services	48,013
Services provided by related parties	22,357
Trustees’ deferred compensation	4,869
Other	34,857	757,166
Net assets at May 31, 2026		$159,527,777
Net assets consist of:
Capital paid in on shares of beneficial interest		$76,555,348
Total distributable earnings (accumulated loss)		82,972,429
Net assets at May 31, 2026		$159,527,777
Refer to the notes to financial statements.

9	Capital World Growth and Income Fund

Financial statements (continued)
Statement of assets and liabilities at May 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,940,080 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$71,588,367	869,969	$82.29
Class C	620,178	7,655	81.02
Class T	18	— *	82.20
Class F-1	2,303,768	28,090	82.01
Class F-2	22,636,279	275,558	82.15
Class F-3	9,534,121	115,910	82.25
Class 529-A	4,592,979	56,110	81.86
Class 529-C	66,787	819	81.59
Class 529-E	109,987	1,346	81.70
Class 529-T	29	— *	82.22
Class 529-F-1	21	— *	81.88
Class 529-F-2	474,958	5,773	82.28
Class 529-F-3	25	— *	82.25
Class R-1	148,142	1,827	81.08
Class R-2	587,596	7,280	80.72
Class R-2E	84,236	1,030	81.80
Class R-3	1,214,854	14,916	81.45
Class R-4	1,003,778	12,244	81.98
Class R-5E	216,074	2,633	82.08
Class R-5	426,826	5,185	82.32
Class R-6	43,918,754	533,735	82.29
*
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	10

Financial statements (continued)
Statement of operations for the six months ended May 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $90,000; also includes $65,794 from affiliates)	$1,558,535
Interest from unaffiliated issuers	7,698
Securities lending income (net of fees)	1,643	$1,567,876
Fees and expenses*:
Investment advisory services	267,125
Distribution services	97,286
Transfer agent services	39,415
Administrative services	21,972
529 plan services	1,233
Reports to shareholders	299
Registration statement and prospectus	3,306
Trustees’ compensation	652
Auditing and legal	1,206
Custodian	5,063
Other	96
Total fees and expenses before waivers and/or reimbursements	437,653
Less waivers and/or reimbursements of fees and expenses:
Investment advisory services waiver	5
Total fees and expenses after waivers and/or reimbursements		437,648
Net investment income		1,130,228
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $17,103):
Unaffiliated issuers	11,132,581
Affiliated issuers	23,004
Currency transactions	10,292	11,165,877
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $23,206):
Unaffiliated issuers	11,259,570
Affiliated issuers	(42,325)
Currency translations	4,699	11,221,944
Net realized gain (loss) and unrealized appreciation (depreciation)		22,387,821
Net increase (decrease) in net assets resulting from operations		$23,518,049
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

11	Capital World Growth and Income Fund

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2026*	2025

Operations:
Net investment income	$1,130,228	$1,938,271
Net realized gain (loss)	11,165,877	12,797,399
Net unrealized appreciation (depreciation)	11,221,944	10,782,740
Net increase (decrease) in net assets resulting from operations	23,518,049	25,518,410
Distributions paid to shareholders	(13,009,551)	(9,480,615)
Net capital share transactions	5,623,842	(688,644)
Total increase (decrease) in net assets	16,132,340	15,349,151
Net assets:
Beginning of period	143,395,437	128,046,286
End of period	$159,527,777	$143,395,437
*
Unaudited.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	12

Notes to financial statementsunaudited
1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

13	Capital World Growth and Income Fund

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund

Capital World Growth and Income Fund	14

Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$46,326,389	$—	$12,129	$46,338,518
Industrials	21,818,407	—	—	21,818,407
Financials	15,379,022	273,280	— *	15,652,302
Communication services	14,960,712	—	—	14,960,712
Materials	11,553,172	99,660	—	11,652,832
Consumer discretionary	10,858,227	—	28,243	10,886,470
Health care	10,631,325	—	—	10,631,325
Consumer staples	7,297,680	—	—	7,297,680
Energy	7,213,757	40,979	—	7,254,736
Utilities	5,319,834	175,509	—	5,495,343
Real estate	1,294,205	—	—	1,294,205
Preferred securities	890,925	—	98,551	989,476
Convertible stocks	711,794	—	—	711,794
Bonds, notes & other debt instruments	—	326,112	—	326,112
Short-term securities	4,055,119	—	—	4,055,119
Total	$158,310,568	$915,540	$138,923	$159,365,031
*
Amount less than one thousand.

15	Capital World Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Capital World Growth and Income Fund	16

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of May 31, 2026, the total value of securities on loan was $708,217,000, and the total value of collateral received was $741,217,000. Collateral received includes cash of $172,362,000 and U.S. government securities of $568,855,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

17	Capital World Growth and Income Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended May 31, 2026, the fund recognized $3,165,000 in EU reclaims (net of the effect of realized gain or loss from currency translations) and $153,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. For U.S. income tax purposes, EU reclaims received by the fund reduce the amount of foreign taxes that a fund may pass through to its shareholders to be utilized as tax deductions or credit on their income tax returns. If the fund receives EU reclaims and either does not pass through foreign taxes in the current year or EU reclaims received exceed foreign taxes for the year, and the fund previously passed through the refunded EU taxes to its shareholders, the fund will enter into a closing agreement with the Internal Revenue Service in order to satisfy potential tax liability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, November 30, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$1,199,628
Undistributed long-term capital gains	11,703,965
As of May 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$73,723,025
Gross unrealized depreciation on investments	(2,955,313)
Net unrealized appreciation (depreciation) on investments	70,767,712
Cost of investments	88,597,319

Capital World Growth and Income Fund	18

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended May 31, 2026			Year ended November 30, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$544,760	$5,250,343	$5,795,103	$943,559	$3,274,366	$4,217,925
Class C	2,838	49,513	52,351	5,397	36,188	41,585
Class T	— *	1	1	— *	1	1
Class F-1	17,149	172,376	189,525	30,433	111,679	142,112
Class F-2	186,396	1,582,515	1,768,911	302,618	899,437	1,202,055
Class F-3	85,158	688,572	773,730	143,822	411,089	554,911
Class 529-A	34,293	336,485	370,778	60,785	215,519	276,304
Class 529-C	273	5,062	5,335	524	3,783	4,307
Class 529-E	712	8,168	8,880	1,270	5,376	6,646
Class 529-T	— *	2	2	— *	1	1
Class 529-F-1	— *	2	2	— *	1	1
Class 529-F-2	3,971	33,350	37,321	6,434	18,821	25,255
Class 529-F-3	— *	2	2	— *	1	1
Class R-1	631	11,089	11,720	1,098	7,306	8,404
Class R-2	2,562	45,149	47,711	4,567	30,431	34,998
Class R-2E	440	5,889	6,329	776	3,845	4,621
Class R-3	7,563	90,325	97,888	13,751	60,359	74,110
Class R-4	7,886	77,967	85,853	14,804	56,282	71,086
Class R-5E	1,819	15,953	17,772	3,262	10,240	13,502
Class R-5	3,760	31,246	35,006	6,488	18,629	25,117
Class R-6	405,976	3,299,355	3,705,331	717,020	2,060,653	2,777,673
Total	$1,306,187	$11,703,364	$13,009,551	$2,256,608	$7,224,007	$9,480,615
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. On December 11, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.348% on daily net assets in excess of $144 billion. CRMC waived investment advisory services fees of $5,000 in advance of the amended investment advisory agreement. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $267,125,000 were reduced to $267,120,000, both of which were equivalent to an annualized rate of 0.365% of average daily net assets.

19	Capital World Growth and Income Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2026, the 529 plan services fees were $1,233,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

Capital World Growth and Income Fund	20

For the six months ended May 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$79,474	$21,931	$9,864	Not applicable
Class C	2,953	199	89	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,616	1,464	321	Not applicable
Class F-2	Not applicable	11,603	3,029	Not applicable
Class F-3	Not applicable	30	1,295	Not applicable
Class 529-A	4,713	1,304	632	$1,081
Class 529-C	312	20	9	16
Class 529-E	253	19	15	26
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	91	64	110
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	685	64	21	Not applicable
Class R-2	2,061	943	82	Not applicable
Class R-2E	226	74	11	Not applicable
Class R-3	2,806	818	168	Not applicable
Class R-4	1,187	472	143	Not applicable
Class R-5E	Not applicable	147	30	Not applicable
Class R-5	Not applicable	96	59	Not applicable
Class R-6	Not applicable	140	6,140	Not applicable

Total class-specific expenses	$97,286	$39,415	$21,972	$1,233
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $652,000 in the fund’s statement of operations reflects $282,000 in current fees (either paid in cash or deferred) and a net increase of $370,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,097,813,000 and $2,001,856,000, respectively, which generated $342,049,000 of net realized gains from such sales.

21	Capital World Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2026.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2026
Class A	$1,017,326	13,560	$5,672,134	80,791	$(4,094,630)	(55,171)	$2,594,830	39,180
Class C	38,254	519	52,118	754	(117,352)	(1,578)	(26,980)	(305)
Class T	—	—	—	—	—	—	—	—
Class F-1	24,410	325	187,635	2,681	(164,887)	(2,228)	47,158	778
Class F-2	2,301,205	30,742	1,706,628	24,353	(2,134,502)	(28,759)	1,873,331	26,336
Class F-3	657,432	8,761	763,921	10,889	(929,411)	(12,567)	491,942	7,083
Class 529-A	126,823	1,699	370,592	5,306	(320,408)	(4,301)	177,007	2,704
Class 529-C	6,859	92	5,334	78	(12,660)	(169)	(467)	1
Class 529-E	2,582	35	8,866	127	(8,630)	(117)	2,818	45
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	2	— †	—	—	2	— †
Class 529-F-2	31,557	421	37,285	532	(34,154)	(456)	34,688	497
Class 529-F-3	—	—	3	— †	(8)	— †	(5)	— †
Class R-1	6,407	87	11,720	169	(14,144)	(191)	3,983	65
Class R-2	26,516	361	47,656	691	(68,166)	(927)	6,006	125
Class R-2E	7,608	102	6,329	91	(9,227)	(123)	4,710	70
Class R-3	63,526	858	97,778	1,406	(118,120)	(1,606)	43,184	658
Class R-4	51,951	697	85,826	1,227	(154,758)	(2,094)	(16,981)	(170)
Class R-5E	15,085	204	17,723	253	(27,260)	(369)	5,548	88
Class R-5	23,444	311	34,787	495	(42,867)	(574)	15,364	232
Class R-6	1,542,596	20,542	3,630,397	51,727	(4,805,291)	(63,579)	367,702	8,690
Total net increase (decrease)	$5,943,581	79,316	$12,736,736	181,570	$(13,056,475)	(174,809)	$5,623,842	86,077
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	22

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$1,539,411	22,387	$4,132,643	62,658	$(6,724,765)	(98,098)	$(1,052,711)	(13,053)
Class C	58,965	866	41,401	638	(202,502)	(3,000)	(102,136)	(1,496)
Class T	—	—	—	—	—	—	—	—
Class F-1	26,659	388	140,640	2,140	(274,732)	(4,019)	(107,433)	(1,491)
Class F-2	3,498,116	50,806	1,159,423	17,589	(3,413,293)	(49,543)	1,244,246	18,852
Class F-3	1,234,931	17,876	547,445	8,295	(1,549,843)	(22,507)	232,533	3,664
Class 529-A	232,156	3,393	276,195	4,208	(671,928)	(9,797)	(163,577)	(2,196)
Class 529-C	13,032	192	4,306	66	(29,966)	(443)	(12,628)	(185)
Class 529-E	5,924	87	6,639	101	(22,453)	(327)	(9,890)	(139)
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	67,514	983	25,214	382	(63,774)	(924)	28,954	441
Class 529-F-3	8	— †	1	— †	—	—	9	— †
Class R-1	11,680	171	8,404	129	(28,834)	(425)	(8,750)	(125)
Class R-2	49,525	736	34,971	541	(135,499)	(2,006)	(51,003)	(729)
Class R-2E	12,960	191	4,622	70	(19,233)	(286)	(1,651)	(25)
Class R-3	109,670	1,615	74,022	1,134	(278,723)	(4,065)	(95,031)	(1,316)
Class R-4	101,901	1,488	71,004	1,081	(321,499)	(4,750)	(148,594)	(2,181)
Class R-5E	29,940	439	13,501	205	(50,118)	(732)	(6,677)	(88)
Class R-5	61,002	898	24,964	378	(76,372)	(1,116)	9,594	160
Class R-6	1,890,979	27,574	2,777,625	42,080	(5,112,506)	(73,397)	(443,902)	(3,743)
Total net increase (decrease)	$8,944,373	130,090	$9,343,023	141,695	$(18,976,040)	(275,435)	$(688,644)	(3,650)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $33,274,996,000 and $39,884,444,000, respectively, during the six months ended May 31, 2026.

23	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2026[5,6]	$77.39	$.53	$11.36	$11.89	$(.65 )	$(6.34)	$(6.99)	$82.29	16.94%[7]	$71,588	.72%[8]	.72%[8]	1.42%[8]
11/30/2025	68.97	.93	12.50	13.43	(1.11)	(3.90)	(5.01)	77.39	20.81	64,295.73		.73	1.35
11/30/2024	58.33	.94	11.75	12.69	(1.11)	(.94 )	(2.05)	68.97	22.29	58,198.74		.74	1.45
11/30/2023	53.66	.99	4.76	5.75	(1.08)	—	(1.08)	58.33	10.87	51,724.75		.75	1.79
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986.75		.75	2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88 )	—	(.88 )	64.35	14.75	60,354.75		.75	1.62
Class C:
5/31/2026[5,6]	76.29	.24	11.19	11.43	(.36 )	(6.34)	(6.70)	81.02	16.51 [7]	620	1.47 [8]	1.47 [8]	.65 [8]
11/30/2025	68.05	.41	12.33	12.74	(.60 )	(3.90)	(4.50)	76.29	19.91	607	1.47	1.47	.60
11/30/2024	57.58	.45	11.61	12.06	(.65 )	(.94 )	(1.59)	68.05	21.39	643	1.48	1.48	.71
11/30/2023	52.99	.57	4.70	5.27	(.68 )	—	(.68 )	57.58	10.05	676	1.50	1.50	1.05
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60 )	(3.31)	(3.91)	52.99	(11.14)	800	1.50	1.50	1.37
11/30/2021	56.18	.55	7.26	7.81	(.43 )	—	(.43 )	63.56	13.91	1,139	1.48	1.48	.88
Class T:
5/31/2026[5,6]	77.32	.62	11.34	11.96	(.74 )	(6.34)	(7.08)	82.20	17.08 [7,9]	— [10]	.47 [8,9]	.47 [8,9]	1.67 [8,9]
11/30/2025	68.92	1.09	12.49	13.58	(1.28)	(3.90)	(5.18)	77.32	21.11 [9]	— [10]	.48 [9]	.48 [9]	1.58 [9]
11/30/2024	58.30	1.09	11.74	12.83	(1.27)	(.94 )	(2.21)	68.92	22.58 [9]	— [10]	.49 [9]	.49 [9]	1.69 [9]
11/30/2023	53.63	1.15	4.75	5.90	(1.23)	—	(1.23)	58.30	11.18 [9]	— [10]	.46 [9]	.46 [9]	2.08 [9]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[9]	— [10]	.51 [9]	.51 [9]	2.35 [9]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [9]	— [10]	.52 [9]	.52 [9]	1.84 [9]
Class F-1:
5/31/2026[5,6]	77.16	.50	11.31	11.81	(.62 )	(6.34)	(6.96)	82.01	16.90 [7]	2,304	.79 [8]	.79 [8]	1.34 [8]
11/30/2025	68.77	.88	12.47	13.35	(1.06)	(3.90)	(4.96)	77.16	20.73	2,107.79		.79	1.28
11/30/2024	58.17	.90	11.71	12.61	(1.07)	(.94 )	(2.01)	68.77	22.21	1,981.80		.80	1.39
11/30/2023	53.52	.96	4.74	5.70	(1.05)	—	(1.05)	58.17	10.80	1,887.81		.81	1.74
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99 )	(3.31)	(4.30)	53.52	(10.51)	1,940.81		.81	2.07
11/30/2021	56.72	.99	7.32	8.31	(.84 )	—	(.84 )	64.19	14.67	2,477.80		.80	1.57
Class F-2:
5/31/2026[5,6]	77.28	.61	11.33	11.94	(.73 )	(6.34)	(7.07)	82.15	17.06 [7]	22,636	.52 [8]	.52 [8]	1.63 [8]
11/30/2025	68.88	1.07	12.48	13.55	(1.25)	(3.90)	(5.15)	77.28	21.07	19,260.52		.52	1.55
11/30/2024	58.26	1.08	11.73	12.81	(1.25)	(.94 )	(2.19)	68.88	22.55	15,867.52		.52	1.68
11/30/2023	53.59	1.12	4.76	5.88	(1.21)	—	(1.21)	58.26	11.15	13,356.52		.52	2.03
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951.53		.53	2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521.52		.52	1.85
Class F-3:
5/31/2026[5,6]	77.37	.65	11.34	11.99	(.77 )	(6.34)	(7.11)	82.25	17.12 [7]	9,534	.41 [8]	.41 [8]	1.73 [8]
11/30/2025	68.96	1.15	12.49	13.64	(1.33)	(3.90)	(5.23)	77.37	21.20	8,420.41		.41	1.66
11/30/2024	58.32	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.96	22.69	7,252.41		.41	1.78
11/30/2023	53.65	1.18	4.76	5.94	(1.27)	—	(1.27)	58.32	11.25	5,937.41		.41	2.14
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536.42		.42	2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939.41		.41	1.96
Class 529-A:
5/31/2026[5,6]	77.02	.52	11.29	11.81	(.63 )	(6.34)	(6.97)	81.86	16.94 [7]	4,593	.75 [8]	.75 [8]	1.39 [8]
11/30/2025	68.66	.91	12.44	13.35	(1.09)	(3.90)	(4.99)	77.02	20.78	4,113.76		.76	1.32
11/30/2024	58.08	.91	11.70	12.61	(1.09)	(.94 )	(2.03)	68.66	22.24	3,818.77		.77	1.42
11/30/2023	53.43	.97	4.74	5.71	(1.06)	—	(1.06)	58.08	10.83	3,501.79		.79	1.76
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467.79		.79	2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86 )	—	(.86 )	64.10	14.71	4,161.78		.78	1.59
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	24

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2026[5,6]	$76.77	$.23	$11.27	$11.50	$(.34 )	$(6.34)	$(6.68)	$81.59	16.48%[7]	$67	1.52%[8]	1.52%[8]	.61%[8]
11/30/2025	68.45	.38	12.40	12.78	(.56 )	(3.90)	(4.46)	76.77	19.85	63	1.52	1.52	.56
11/30/2024	57.90	.43	11.67	12.10	(.61 )	(.94 )	(1.55)	68.45	21.33	69	1.53	1.53	.67
11/30/2023	53.27	.54	4.72	5.26	(.63 )	—	(.63 )	57.90	9.96	76	1.56	1.56	.98
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56 )	(3.31)	(3.87)	53.27	(11.17)	92	1.55	1.55	1.32
11/30/2021	56.45	.53	7.28	7.81	(.39 )	—	(.39 )	63.87	13.84	136	1.52	1.52	.84
Class 529-E:
5/31/2026[5,6]	76.88	.42	11.28	11.70	(.54 )	(6.34)	(6.88)	81.70	16.78 [7]	110	1.00 [8]	1.00 [8]	1.14 [8]
11/30/2025	68.54	.74	12.42	13.16	(.92 )	(3.90)	(4.82)	76.88	20.49	100	1.00	1.00	1.08
11/30/2024	57.99	.76	11.67	12.43	(.94 )	(.94 )	(1.88)	68.54	21.94	99	1.01	1.01	1.19
11/30/2023	53.35	.84	4.73	5.57	(.93 )	—	(.93 )	57.99	10.58	94	1.02	1.02	1.53
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88 )	(3.31)	(4.19)	53.35	(10.71)	97	1.02	1.02	1.86
11/30/2021	56.56	.86	7.29	8.15	(.72 )	—	(.72 )	63.99	14.44	122	1.01	1.01	1.36
Class 529-T:
5/31/2026[5,6]	77.34	.61	11.34	11.95	(.73 )	(6.34)	(7.07)	82.22	17.06 [7,9]	— [10]	.52 [8,9]	.52 [8,9]	1.62 [8,9]
11/30/2025	68.93	1.06	12.49	13.55	(1.24)	(3.90)	(5.14)	77.34	21.04 [9]	— [10]	.53 [9]	.53 [9]	1.54 [9]
11/30/2024	58.29	1.06	11.75	12.81	(1.23)	(.94 )	(2.17)	68.93	22.54 [9]	— [10]	.55 [9]	.55 [9]	1.64 [9]
11/30/2023	53.63	1.10	4.76	5.86	(1.20)	—	(1.20)	58.29	11.09 [9]	— [10]	.55 [9]	.55 [9]	2.00 [9]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[9]	— [10]	.54 [9]	.54 [9]	2.33 [9]
11/30/2021	56.84	1.14	7.33	8.47	(.99 )	—	(.99 )	64.32	14.94 [9]	— [10]	.56 [9]	.56 [9]	1.80 [9]
Class 529-F-1:
5/31/2026[5,6]	77.05	.57	11.29	11.86	(.69 )	(6.34)	(7.03)	81.88	17.01 [7,9]	— [10]	.60 [8,9]	.60 [8,9]	1.54 [8,9]
11/30/2025	68.69	1.01	12.45	13.46	(1.20)	(3.90)	(5.10)	77.05	20.97 [9]	— [10]	.60 [9]	.60 [9]	1.47 [9]
11/30/2024	58.11	1.01	11.70	12.71	(1.19)	(.94 )	(2.13)	68.69	22.43 [9]	— [10]	.61 [9]	.61 [9]	1.57 [9]
11/30/2023	53.47	1.05	4.74	5.79	(1.15)	—	(1.15)	58.11	11.01 [9]	— [10]	.63 [9]	.63 [9]	1.91 [9]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[9]	— [10]	.63 [9]	.63 [9]	2.23 [9]
11/30/2021	56.69	1.12	7.33	8.45	(.99 )	—	(.99 )	64.15	14.93 [9]	— [10]	.60 [9]	.60 [9]	1.76 [9]
Class 529-F-2:
5/31/2026[5,6]	77.39	.61	11.35	11.96	(.73 )	(6.34)	(7.07)	82.28	17.08 [7]	475	.50 [8]	.50 [8]	1.64 [8]
11/30/2025	68.97	1.08	12.50	13.58	(1.26)	(3.90)	(5.16)	77.39	21.09	408.51		.51	1.57
11/30/2024	58.33	1.08	11.75	12.83	(1.25)	(.94 )	(2.19)	68.97	22.57	333.52		.52	1.67
11/30/2023	53.66	1.13	4.76	5.89	(1.22)	—	(1.22)	58.33	11.16	270.50		.50	2.05
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)	245.52		.52	2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264.55		.55	1.81
Class 529-F-3:
5/31/2026[5,6]	77.37	.60	11.37	11.97	(.75 )	(6.34)	(7.09)	82.25	17.08 [7]	— [10]	.46 [8]	.46 [8]	1.61 [8]
11/30/2025	68.96	1.11	12.50	13.61	(1.30)	(3.90)	(5.20)	77.37	21.13	— [10]	.46	.46	1.59
11/30/2024	58.33	1.11	11.75	12.86	(1.29)	(.94 )	(2.23)	68.96	22.61	— [10]	.46	.46	1.72
11/30/2023	53.66	1.14	4.76	5.90	(1.23)	—	(1.23)	58.33	11.18	— [10]	.47	.47	2.07
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)	— [10]	.48	.48	2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	— [10]	.50	.47	1.89
Class R-1:
5/31/2026[5,6]	76.35	.23	11.20	11.43	(.36 )	(6.34)	(6.70)	81.08	16.48 [7]	148	1.50 [8]	1.50 [8]	.63 [8]
11/30/2025	68.11	.39	12.34	12.73	(.59 )	(3.90)	(4.49)	76.35	19.88	135	1.50	1.50	.58
11/30/2024	57.64	.44	11.61	12.05	(.64 )	(.94 )	(1.58)	68.11	21.37	128	1.50	1.50	.69
11/30/2023	53.03	.57	4.72	5.29	(.68 )	—	(.68 )	57.64	10.04	121	1.51	1.51	1.04
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59 )	(3.31)	(3.90)	53.03	(11.16)	127	1.51	1.51	1.35
11/30/2021	56.24	.54	7.25	7.79	(.41 )	—	(.41 )	63.62	13.88	155	1.51	1.51	.86
Refer to the end of the table(s) for footnote(s).

25	Capital World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2026[5,6]	$76.03	$.23	$11.16	$11.39	$(.36 )	$(6.34)	$(6.70)	$80.72	16.50%[7]	$588	1.50%[8]	1.50%[8]	.63%[8]
11/30/2025	67.85	.39	12.28	12.67	(.59 )	(3.90)	(4.49)	76.03	19.88	544	1.50	1.50	.58
11/30/2024	57.42	.44	11.57	12.01	(.64 )	(.94 )	(1.58)	67.85	21.37	535	1.50	1.50	.69
11/30/2023	52.84	.57	4.69	5.26	(.68 )	—	(.68 )	57.42	10.04	511	1.51	1.51	1.04
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59 )	(3.31)	(3.90)	52.84	(11.17)	529	1.53	1.53	1.34
11/30/2021	56.06	.54	7.24	7.78	(.42 )	—	(.42 )	63.42	13.88	682	1.51	1.51	.86
Class R-2E:
5/31/2026[5,6]	76.96	.35	11.29	11.64	(.46 )	(6.34)	(6.80)	81.80	16.66 [7]	84	1.21 [8]	1.21 [8]	.94 [8]
11/30/2025	68.62	.60	12.43	13.03	(.79 )	(3.90)	(4.69)	76.96	20.23	74	1.21	1.21	.87
11/30/2024	58.05	.63	11.69	12.32	(.81 )	(.94 )	(1.75)	68.62	21.71	68	1.21	1.21	.98
11/30/2023	53.41	.73	4.74	5.47	(.83 )	—	(.83 )	58.05	10.36	60	1.21	1.21	1.33
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76 )	(3.31)	(4.07)	53.41	(10.89)	60	1.23	1.23	1.65
11/30/2021	56.61	.73	7.30	8.03	(.59 )	—	(.59 )	64.05	14.22	71	1.21	1.21	1.16
Class R-3:
5/31/2026[5,6]	76.67	.40	11.24	11.64	(.52 )	(6.34)	(6.86)	81.45	16.74 [7]	1,215	1.06 [8]	1.06 [8]	1.08 [8]
11/30/2025	68.37	.70	12.39	13.09	(.89 )	(3.90)	(4.79)	76.67	20.43	1,093	1.05	1.05	1.02
11/30/2024	57.85	.73	11.65	12.38	(.92 )	(.94 )	(1.86)	68.37	21.89	1,065	1.06	1.06	1.14
11/30/2023	53.22	.82	4.73	5.55	(.92 )	—	(.92 )	57.85	10.55	1,010	1.06	1.06	1.49
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84 )	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07	1.07	1.80
11/30/2021	56.43	.82	7.28	8.10	(.68 )	—	(.68 )	63.85	14.37	1,365	1.06	1.06	1.31
Class R-4:
5/31/2026[5,6]	77.13	.51	11.31	11.82	(.63 )	(6.34)	(6.97)	81.98	16.91 [7]	1,004	.76 [8]	.76 [8]	1.37 [8]
11/30/2025	68.75	.90	12.47	13.37	(1.09)	(3.90)	(4.99)	77.13	20.77	957.76		.76	1.31
11/30/2024	58.16	.92	11.71	12.63	(1.10)	(.94 )	(2.04)	68.75	22.26	1,003.76		.76	1.44
11/30/2023	53.50	.98	4.75	5.73	(1.07)	—	(1.07)	58.16	10.87	960.76		.76	1.78
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084.77		.77	2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87 )	—	(.87 )	64.17	14.71	1,340.76		.76	1.61
Class R-5E:
5/31/2026[5,6]	77.22	.59	11.32	11.91	(.71 )	(6.34)	(7.05)	82.08	17.02 [7]	216	.56 [8]	.56 [8]	1.58 [8]
11/30/2025	68.83	1.05	12.47	13.52	(1.23)	(3.90)	(5.13)	77.22	21.03	197.56		.56	1.53
11/30/2024	58.22	1.04	11.74	12.78	(1.23)	(.94 )	(2.17)	68.83	22.50	181.56		.56	1.62
11/30/2023	53.56	1.09	4.76	5.85	(1.19)	—	(1.19)	58.22	11.08	142.56		.56	1.98
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140.57		.57	2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139.56		.56	1.80
Class R-5:
5/31/2026[5,6]	77.43	.63	11.35	11.98	(.75 )	(6.34)	(7.09)	82.32	17.09 [7]	427	.46 [8]	.46 [8]	1.68 [8]
11/30/2025	69.00	1.12	12.51	13.63	(1.30)	(3.90)	(5.20)	77.43	21.16	384.46		.46	1.62
11/30/2024	58.36	1.12	11.75	12.87	(1.29)	(.94 )	(2.23)	69.00	22.63	331.46		.46	1.74
11/30/2023	53.68	1.16	4.76	5.92	(1.24)	—	(1.24)	58.36	11.20	333.46		.46	2.11
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399.47		.47	2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530.46		.46	1.91
Class R-6:
5/31/2026[5,6]	77.40	.65	11.35	12.00	(.77 )	(6.34)	(7.11)	82.29	17.12 [7]	43,919	.41 [8]	.41 [8]	1.73 [8]
11/30/2025	68.98	1.15	12.50	13.65	(1.33)	(3.90)	(5.23)	77.40	21.20	40,638.41		.41	1.67
11/30/2024	58.34	1.15	11.75	12.90	(1.32)	(.94 )	(2.26)	68.98	22.69	36,475.41		.41	1.78
11/30/2023	53.67	1.18	4.76	5.94	(1.27)	—	(1.27)	58.34	11.25	31,513.41		.41	2.13
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848.42		.42	2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071.41		.41	1.94
Refer to the end of the table(s) for footnote(s).

Capital World Growth and Income Fund	26

Financial highlights (continued)

	Six months ended May 31, 2026[5,6,7,11]	Year ended November 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	23%	44%	27%	27%	32%	32%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates exclude in-kind transactions, if any.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

27	Capital World Growth and Income Fund

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Capital World Growth and Income Fund	28

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2027. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

29	Capital World Growth and Income Fund

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Growth and Income Fund	30

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Mariah L. Coria

Mariah L. Coria, Treasurer and

Principal Financial Officer

Date: July 31, 2026